MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS AND SUPPLIERS
Summarizes suppliers which contributed to greater than 10% of total advances to suppliers
	Advance to suppliers
	December 31,
	2009	2010	2011
	$	$	$
Company I	60,909,170	55,231,207	36,383,712
Company II	15,867,279	35,987,103	41,982,828
Company III	21,600,000	15,593,040	45,924,240
Company IV	17,744,468	10,611,000	4,440,450